Balance Sheets - USD ($)		Mar. 31, 2025	Dec. 31, 2024
Current Assets
Cash		$ 25,101
Prepaid expenses		2,681
Total Current Assets		27,782
Non-Current Assets
Deferred offering costs		175,581	103,286
Total Assets		203,363	103,286
Current Liabilities
Accrued expenses		195,881	109,885
Promissory note - related party		15,014	0
Total Current Liabilities		210,895	109,885
Total Liabilities		210,895	109,885
Commitments and Contingencies (Note 6)
Shareholder’s Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding as of March 31, 2025 and March 31, 2024
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 2,875,000 share issued and outstanding as of March 31, 2025 and December 31, 2024	[1],[2]	288	288	[3],[4]
Additional paid in capital		24,712	24,712
Subscription receivable - sponsor			(25,000)
Accumulated deficit		(32,532)	(6,599)
Total Shareholder’s Deficit		(7,532)	(6,599)
TOTAL LIABILITIES AND SHAREHOLDER’S DEFICIT		203,363	103,286
Related Party [Member]
Current Liabilities
Promissory note - related party		$ 15,014

[1]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).
[2]	Includes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 7).
[3]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).
[4]	Includes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 7).